INTEREST EXPENSES	12 Months Ended
Dec. 31, 2022
INTEREST EXPENSES [Abstract]
INTEREST EXPENSES
9.	INTEREST EXPENSES

Interest expenses consist of interest expense on the long-term debt and amortization of deferred financing costs related to the facilities described in Note 8.

All figures in USD ‘000	2022	2021	2020
Interest Expenses, net of capitalized interest	23,455	23,392	27,127
Amortization of Deferred Financing Costs	3,600	2,988	4,354
Total Interest Expenses	27,055	26,380	31,481

For the years ended December 31, 2022, 2021 and 2020, $0.8 million, $1.5 million and $0.1 million of interest expenses were capitalized, respectively.